UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-06475

Strategic Global Income Fund, Inc.

(Exact name of registrant as specified in charter)

51 West 52nd Street, New York, New York 10019-6114

(Address of principal executive offices) (Zip code)

Mark F. Kemper, Esq.
UBS Global Asset Management (US) Inc.
51 West 52nd Street
New York, NY 10019-6114
(Name and address of agent for service)

Copy to:
Jack W. Murphy, Esq.
Dechert LLP
1775 I Street, N.W.
Washington, DC 20006-2401

Registrant’s telephone number, including area code: 212-882 5000

Date of fiscal year end: November 30

Date of reporting period: August 31, 2005

Item 1. Schedule of Investments

Strategic Global Income Fund, Inc.
Portfolio of Investments – August 31, 2005 (unaudited)

	Face
	Amount	Value

Bonds – 91.48%
U.S. Bonds – 26.48%
U.S. Corporate Bonds – 8.31%
Bank One Corp.
7.875%, due 08/01/10	$2,000,000	$2,292,060
Bombardier Capital, Inc., 144A
6.125%, due 06/29/06	1,000,000	1,000,000
C.S. First Boston USA, Inc.
6.500%, due 01/15/12	2,000,000	2,199,480
General Electric Capital Corp. (1)
6.000%, due 06/15/12	2,000,000	2,164,166
General Motors Acceptance Corp.
6.875%, due 09/15/11	1,000,000	946,983
Hertz Corp.
7.625%, due 08/15/07	1,000,000	1,024,886
HSBC Finance Corp.
6.750%, due 05/15/11	2,000,000	2,210,296
Kraft Foods, Inc.
5.250%, due 06/01/07	1,000,000	1,015,744
Miller Brewing Co., 144A
5.500%, due 08/15/13	1,000,000	1,046,123
Time Warner Cos., Inc.
7.480%, due 01/15/08	1,000,000	1,066,492
Viacom, Inc.
6.625%, due 05/15/11	2,000,000	2,173,366
Washington Mutual, Inc.
5.625%, due 01/15/07	1,000,000	1,015,815

		18,155,411

Asset-Backed Securities – 6.29%
Conseco Finance Securitizations Corp., 00-1, Class A4
7.620%, due 05/01/31	485,766	490,509
Conseco Finance Securitizations Corp., 00-2, Class A4
8.480%, due 12/01/30	1,367,280	1,397,698
Conseco Finance Securitizations Corp., 00-5, Class A4 (1)
7.470%, due 02/01/32	1,187,381	1,203,955
Conseco Finance Securitizations Corp., 00-5, Class A5 (1)
7.700%, due 02/01/32	5,000,000	5,030,202
GreenTree Financial Corp., 99-1, Class A5
6.110%, due 09/01/23	3,000,000	3,056,983
New York City Tax Lien, 04-AA, Class C, 144A
3.960%, due 12/11/17	1,595,226	1,544,627
Providian Gateway Master Trust, 04-AA, Class D, 144A †
5.618%, due 03/15/11	1,000,000	1,019,360

		13,743,334

Commercial Mortgage-Backed Securities – 3.11%
Bear Stearns Commercial Mortgage Securities, 00-WF2, Class A2
7.320%, due 10/15/32	1,000,000	1,114,258
Commercial Mortgage Pass-Through Certificates, 01-FL5A, Class E, 144A †
4.366%, due 11/15/13	604,214	604,000
Commercial Mortgage Pass-Through Certificates, 01-FL5A, Class F, 144A †
4.366%, due 11/15/13	1,000,000	991,051
DLJ Commercial Mortgage Corp., 99-CG1, Class A1A
6.080%, due 03/10/32	833,333	846,788
Four Times Square Trust, 00-4TS, Class A1, 144A
7.690%, due 04/15/15	852,527	919,347
Merrill Lynch Mortgage Investors, Inc., 96-C2, Class A3
6.960%, due 11/21/28	664,247	676,481
Morgan Stanley Capital I, 96-WF1, Class A3, 144A †
7.798%, due 11/15/28	91,145	91,432
Morgan Stanley Dean Witter Capital I, 00-LIF2, Class A2
7.200%, due 10/15/33	1,000,000	1,109,019
Nomura Asset Securities Corp., 98-D6, Class A1A
6.280%, due 03/15/30	439,640	446,070

		6,798,446

Mortgage & Agency Debt Securities – 5.28%
Bank of America Mortgage Securities, 02-9, Class 1A15
6.250%, due 10/25/32	5,184,703	5,169,756
Countrywide Alternative Loan Trust, 05-J2, Class 2A1
7.500%, due 04/25/35	644,384	665,295
Federal Home Loan Mortgage Corp. †
4.614%, due 12/01/34	3,539,833	3,531,951

Strategic Global Income Fund, Inc.
Portfolio of Investments – August 31, 2005 (unaudited)

		Face
		Amount	Value

Federal National Mortgage Association †
4.946%, due 02/01/35		$2,168,159	$2,179,175

			11,546,177

U.S. Government Obligations – 3.49%
U.S. Treasury Bonds
6.250%, due 08/15/23		1,520,000	1,883,494
6.250%, due 05/15/30		1,225,000	1,587,189
8.750%, due 05/15/17		1,675,000	2,384,061
U.S. Treasury Notes
4.750%, due 05/15/14		1,675,000	1,764,442

			7,619,186

Total U.S. Bonds			57,862,554

International Bonds – 65.00%
International Corporate Bonds – 8.61%
Argentina – 2.27%
Banco de Galicia y Buenos Aires
4.000%, due 01/01/14 ††		$2,870,000	2,475,375
7.190%, due 01/01/10 †		2,000,000	1,930,000
11.000%, due 01/01/19 ††		538,445	559,983

			4,965,358

Malaysia – 4.56%
Johor Corp.
1.000%, due 07/31/12	MYR	35,840,000	9,976,670

Mexico – 0.57%
PEMEX Project Funding Master Trust
8.625%, due 02/01/22		$1,000,000	1,235,000

Netherlands – 0.22%
ING Bank NV
11.890%, due 12/30/09	UAH	2,070,000	475,456

Philippines – 0.99%
National Power Corp.
9.875%, due 03/16/10		$2,030,000	2,167,025

Total International Corporate Bonds			18,819,509

Foreign Government Bonds – 56.39%
Argentina – 6.75%
Republic of Argentina
0.000%, due 12/31/33 (2)	ARS	18,410,000	7,509,446
2.000%, due 01/03/16		$4,330,000	2,489,750
4.005%, due 08/03/12 † (2)		5,400,000	4,185,000
3.000%, due 04/30/13 †		710,000	576,875

			14,761,071

Austria – 2.58%
Republic of Austria
3.800%, due 10/20/13, 144A	EUR	3,395,000	4,434,515
5.875%, due 07/15/06		950,000	1,208,499

			5,643,014

Brazil – 7.52%
Brazil Real Credit-Linked Note @
14.850%, due 01/05/10		$4,708,301	2,371,324
15.663%, due 01/03/07		2,089,419	1,671,065
15.978%, due 07/03/06	BRL	6,235,000	2,300,272
Federal Republic of Brazil
6.000%, due 09/15/13		$708,333	681,771
11.000%, due 08/17/40		1,025,000	1,221,288
Federal Republic of Brazil, PAR
6.000%, due 04/15/24 †		8,530,000	8,199,462

			16,445,182

Ecuador – 1.76%
Republic of Ecuador
9.000%, due 08/15/30 ††		$4,340,000	3,840,900

El Salvador – 0.39%
Republic of El Salvador
8.250%, due 04/10/32		$770,000	843,150

Strategic Global Income Fund, Inc.
Portfolio of Investments – August 31, 2005 (unaudited)

		Face
		Amount	Value

Finland – 1.74%
Government of Finland
5.000%, due 07/04/07	EUR	2,350,000	$3,042,854
5.750%, due 02/23/11		530,000	756,088

			3,798,942

France – 5.31%
Republic of France
4.000%, due 04/25/13	EUR	900,000	1,193,121
4.250%, due 04/25/19		385,000	522,756
5.000%, due 10/25/16		630,000	908,133
5.500%, due 04/25/07		1,620,000	2,103,978
7.250%, due 04/25/06		5,400,000	6,872,946

			11,600,934

Germany – 10.53%
Deutsche Bundesrepublik
3.250%, due 04/17/09	EUR	3,075,000	3,902,927
3.500%, due 10/10/08		3,150,000	4,020,566
6.000%, due 01/04/07		10,560,000	13,670,374
6.250%, due 01/04/24		510,000	864,719
6.500%, due 07/04/27		315,000	562,280

			23,020,866

Indonesia – 0.31%
Republic of Indonesia, 144A
7.250%, due 04/20/15		$690,000	681,375

Italy – 0.82%
Republic of Italy
4.750%, due 03/15/06	EUR	1,435,000	1,794,210

Mexico – 3.97%
United Mexican States
8.000%, due 12/28/06	MXN	34,500,000	3,164,241
8.300%, due 08/15/31		$3,438,000	4,357,665
9.500%, due 12/18/14	MXN	12,000,000	1,147,047

			8,668,953

Netherlands – 1.69%
Government of Netherlands
4.000%, due 01/15/37	EUR	1,060,000	1,394,822
5.750%, due 02/15/07		1,765,000	2,288,293

			3,683,115

Philippines – 0.13%
Republic of Philippines
9.500%, due 02/02/30		$270,000	279,450

Poland – 2.18%
Republic of Poland
5.750%, due 06/24/08	PLN	15,060,000	4,769,936

Qatar – 2.45%
State of Qatar
9.750%, due 06/15/30		$3,450,000	5,364,750

Russia – 5.78%
Russian Federation
5.000%, due 03/31/30 ††		$3,190,000	3,640,588
5.000%, due 03/31/30, 144A ††		5,956,462	6,797,812
12.750%, due 06/24/28		1,180,000	2,202,175

			12,640,575

Turkey – 1.39%
Republic of Turkey
11.875%, due 01/15/30		$372,000	529,170
Turkish Credit-Linked Note
20.000%, due 04/27/07	TRY	2,955,619	2,506,162

			3,035,332

Ukraine – 0.56%
Republic of Ukraine
7.650%, due 06/11/13		$1,120,000	1,232,000

Strategic Global Income Fund, Inc.
Portfolio of Investments – August 31, 2005 (unaudited)

	Face
	Amount	Value

Venezuela – 0.53%
Republic of Venezuela
7.650%, due 04/21/25	$650,000	$605,150
9.375%, due 01/13/34	500,000	542,500

		1,147,650

Total Foreign Government Bonds		123,251,405

Total International Bonds		142,070,914

Total Bonds (Cost $190,318,799)		199,933,468

	Number of
	Rights

Rights – 0.04%
Mexico – 0.04%
United Mexican States Value Recovery Rights, Series D, Expiration Date 06/30/06 (3)	1,615,000	42,798
United Mexican States Value Recovery Rights, Series E, Expiration Date 06/30/07 (3)	1,615,000	40,375

Total Rights (Cost $0)		83,173

Short-Term Investments – 7.68%	Face
United States – 7.68%	Amount
U.S. Government Obligations – 0.13%
U.S. Treasury Bills, 3.366%, due 01/05/06 (1) †††	$300,000	296,363

	Shares

Other – 7.55%*
UBS Supplementary Trust – U.S. Cash Management
Prime Fund, 3.580%**	16,495,738	16,495,738

Total Short-Term Investments (Cost $16,792,247)		16,792,101

Total Investments – 99.20% (Cost $207,111,046)#		216,808,742
Cash and other assets, less liabilities – 0.80%		1,745,098

Net Assets – 100.00%		$218,553,840

NOTES TO SCHEDULE OF INVESTMENTS
Aggregate cost for federal income tax purposes, which was substantially the same for book purposes, was $207,111,046; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$12,556,758
Gross unrealized depreciation	(2,859,062)

Net unrealized appreciation	$9,697,696

Note:	The Portfolio of Investments is listed by the issuer’s country of origin.
@	Reflects annualized yield at August 31, 2005 on zero coupon bonds.
†	Reflects rate at August 31, 2005 on variable rate securities. Maturity dates reflect earlier of reset date or stated maturity date. The interest rates shown are the current rates as of August 31, 2005 and reset periodically.
††	Reflects rate at August 31, 2005 on step coupon rate securities.
†††	Interest rate shown is the discounted rate at date of purchase.
*	Security is issued by a fund that is advised by a related entity of UBS Global Asset Management (US) Inc., Strategic Global Income Fund, Inc.’s advisor.
**	Interest rate reflects yield at August 31, 2005.
(1)	All or a portion of these securities have been pledged to cover open forward foreign currency contracts and/or margin requirements for futures contracts.
(2)	Bond interest in default.
(3)	Rights do not currently accrue income. Quarterly income, if any, will vary based on several factors including oil exports, prices and inflation.
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2005, the value of these securities amounted to $19,129,642 or 8.75% of net assets.
#	Strategic Global Income Fund, Inc. (the “Fund”) calculates its net asset value based on the current market value, where available, for its portfolio securities. The Fund normally obtains market values for its securities from independent pricing sources and broker-dealers. Independent pricing sources may use reported last sale prices, current market quotations or valuations from computerized “matrix” systems that derive values based on comparable securities. A matrix system incorporates parameters such as security quality, maturity and coupon, and/or research and evaluations by its staff, including review of broker-dealer market price quotations, if available, in determining the valuation of the portfolio securities. Securities which are listed on U.S. and foreign stock exchanges normally are valued at the last sale price on the day the securities are valued or, lacking any sales on such day, at the last available bid price. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market by UBS Global Asset Management (US) Inc. (“UBS Global AM”), the investment advisor and administrator of the Fund. UBS Global AM is an indirect wholly owned asset management subsidiary of UBS AG, an internationally diversified organization with headquarters in Zurich, Switzerland and operations in many areas of the financial services industry. If a market value is not available from an independent pricing source for a particular security, that security is valued at fair value as determined in good faith by or under the direction of the Fund’s board of directors. (the “Board”) All investments quoted in foreign currencies will be valued weekly in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the time of such valuation. Foreign currency exchange rates are generally determined prior to the close of the NYSE. Occasionally, events affecting the value of the foreign investments and such exchange rates occur between the time at which they are determined and the close of the NYSE, which will not be reflected in the computation of the Fund’s net asset value. If events materially affecting the value of such securities or currency exchange rates occur during such time periods, the securities will be valued at their fair value as determined in good faith by or under the direction of the Board.
Securities in which the Fund invests are traded in markets that close before 4.00 p.m. Eastern Time. Normally, developments that occur between the close of the foreign markets and 4.00 p.m. Eastern Time will not be reflected in the Fund’s NAV. However, the Fund may determine that such developments are so significant that they will materially affect the value of the Fund’s securities. The Fund may adjust the previous closing prices to reflect what the Board believes to be the fair value of these securities as of 4.00 p.m. Eastern Time.
ARS	Argentina Peso
BRL	Brazil Real
EUR	Euro
MXN	Mexican Peso
MYR	Malaysian Ringgit
PAR	Par Bond
PLN	Polish Zloty
TRY	Turkish Lira
UAH	Ukraine Hryvnia

Strategic Global Income Fund, Inc.
Portfolio of Investments – August 31, 2005 (unaudited)

Forward Foreign Currency Contracts					Unrealized
	Contracts to	In		Maturity	Appreciation/
	Deliver	Exchange For		Dates	(Depreciation)

Australian Dollar	2,870,000	USD	2,179,779	11/25/05	$31,449
British Pound	4,840,000	USD	8,780,075	11/25/05	72,872
Canadian Dollar	10,480,000	USD	8,726,280	11/25/05	(111,160)
Euro	7,515,000	USD	9,254,535	11/25/05	(53,105)
New Zealand Dollar	9,320,000	USD	6,522,183	11/25/05	102,226
New Turkish Lira	4,136,447	USD	2,474,248	04/27/07	(176,982)
United States Dollar	8,531,706	AUD	11,605,000	11/25/05	155,182
United States Dollar	24,398,798	JPY	2,581,100,000	11/25/05	(905,391)
United States Dollar	13,135,327	SEK	98,180,000	11/25/05	(85,090)
New Zealand Dollar	9,368,380	SEK	49,660,000	11/25/05	147,602
United States Dollar	8,827,882	SGD	14,615,000	11/25/05	(108,075)
United States Dollar	8,626,001	THB	350,000,000	11/25/05	(145,799)

Total net unrealized depreciation on forward foreign currency contracts					$(1,076,271)

Currency Type Abbreviations:
AUD	Australian Dollar
JPY	Japanese Yen
SEK	Swedish Krone
SGD	Singapore Dollar
THB	Thai Baht
USD	United States Dollar

Futures Contracts
Strategic Global Income Fund, Inc. had the following open futures contracts as of August 31, 2005:

	Expiration		Current	Unrealized
	Date	Proceeds	Value	Depreciation

U.S. Treasury Bond Futures Sale Contracts:
20 Year U.S. Treasury Bonds, 100 contracts	September 2005	$11,424,500	$11,837,500	$(413,000)

1) Transactions with Related Entities

The Fund invests in shares of UBS Supplementary Trust – U.S. Cash Management Prime Relationship Fund (“Supplementary Trust”). Supplementary Trust is a business trust managed by UBS Global Asset Management (Americas) Inc., a related entity of UBS Global AM and is offered as a cash management option only to mutual funds and certain other accounts. Distributions from Supplementary Trust are reflected as interest income. Amounts relating to those investments at August 31, 2005 and for the nine month period then ended are summarized as follows:

		Sales	Interest
	Purchases	Proceeds	Income	Value	% of Net Assets

UBS Supplementary Trust - U.S. Cash Management Prime Fund	$133,335,732	$122,800,459	$191,105	$16,495,738	7.55%

Strategic Global Income Fund, Inc.
Portfolio of Investments – August 31, 2005 (unaudited)

Industry Diversification
As a Percent of Net Assets
As of August 31, 2005 (unaudited)

BONDS
U.S. BONDS
U.S. CORPORATE BONDS
Beverages	0.48%
Commercial Banks	1.05
Consumer Finance	1.90
Diversified Financial Services	3.08
Food Products	0.46
Media	1.48
Road & Rail	0.47
Thrifts & Mortgage Finance	0.47

Total U.S. Corporate Bonds	9.39
Asset-Backed Securities	6.29
Commercial Mortgage-Backed Securities	3.11
Mortgage & Agency Debt Securities	5.28
U.S. Government Obligations	3.49

Total U.S. Bonds	27.56
INTERNATIONAL BONDS
INTERNATIONAL CORPORATE BONDS
Commercial Banks	2.49
Electric Utilities	0.99
Real Estate	4.57
Oil & Gas	0.56

Total International Corporate Bonds	8.61
Foreign Government Bonds	55.31

Total International Bonds	63.92
TOTAL BONDS	91.48
RIGHTS	0.04
SHORT-TERM INVESTMENTS	7.68

TOTAL INVESTMENTS	99.20
CASH AND OTHER ASSETS, LESS LIABILITIES	0.80

NET ASSETS	100.00%

For more information regarding the Fund’s other significant accounting policies, please refer to the Fund’s semi-annual report to shareholders dated May 31, 2005.

Item 2. Controls and Procedures.

(a)
The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“Investment Company Act”)) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)
The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Certifications of principal executive officer and principal financial officer of registrant pursuant to Rule 30a-2(a) under the Investment Company Act is attached hereto as Exhibit EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Strategic Global Income Fund, Inc.

By:	/s/ W. Douglas Beck

W. Douglas Beck
President

Date:	October 28, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ W. Douglas Beck

W. Douglas Beck
President

Date:	October 28, 2005

By:	/s/ Thomas Disbrow

Thomas Disbrow
Treasurer

Date:	October 28, 2005